Debt - Schedule of Long-term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Mar. 15, 2012
Debt Instrument [Line Items]
Long-term debt maturity date	Mar. 15, 2022
5.875% Notes and Debentures Due 15 July 2012 [Member]
Debt Instrument [Line Items]
Interest on notes	5.875%
Long-term debt maturity date	Jul. 15, 2012
7.125% Notes and Debentures Due 15 August 2013 [Member]
Debt Instrument [Line Items]
Interest on notes	7.125%
Long-term debt maturity date	Aug. 15, 2013
4.8% Notes and Debentures Due 15 June 2015 [Member]
Debt Instrument [Line Items]
Interest on notes	4.80%
Long-term debt maturity date	Jun. 15, 2015
6.125% Notes and Debentures Due 3 October 2016 [Member]
Debt Instrument [Line Items]
Interest on notes	6.125%
Long-term debt maturity date	Oct. 03, 2016
5.85% Notes and Debentures Due 15 March 2017 [Member]
Debt Instrument [Line Items]
Interest on notes	5.85%
Long-term debt maturity date	Mar. 15, 2017
6.625% Notes and Debentures Due 15 April 2018 [Member]
Debt Instrument [Line Items]
Interest on notes	6.625%
Long-term debt maturity date	Apr. 15, 2018
7.125% Notes and Debentures Due 15 March 2020 [Member]
Debt Instrument [Line Items]
Interest on notes	7.125%
Long-term debt maturity date	Mar. 15, 2020
5.95% Notes and Debentures Due 15 March 2022 [Member]
Debt Instrument [Line Items]
Interest on notes	5.95%	5.95%
Long-term debt maturity date	Mar. 15, 2022
7.75% Notes and Debentures Due 1 August 2029 [Member]
Debt Instrument [Line Items]
Interest on notes	7.75%
Long-term debt maturity date	Aug. 01, 2029
6.5% Notes and Debentures Due 15 August 2032 [Member]
Debt Instrument [Line Items]
Interest on notes	6.50%
Long-term debt maturity date	Aug. 15, 2032